Convertible note (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jun. 29, 2023	Dec. 31, 2024	Dec. 31, 2023
Convertible note
Risk-free interest rate	5.41%	4.32%	4.77%
Expected life	1 year	6 months	8 months 12 days
Share price	$ 107.2	$ 8.4	$ 47.6
Volatility	142.00%	149.00%	135.00%